Financial Assets At Fair Value Through Profit Or Loss And Financial Investments(Table)	12 Months Ended
Dec. 31, 2018
Current Financial Assets At Fair Value Through Profit Or Loss Abstract [Abstract]
Schedule Of Financial Assets At Fair Value Through Profit Or Loss And Financial Investments Table Text Block [Text Block]

Details of financial assets at fair value through profit or loss and financial investments as of December 31, 2017 and 2018, are as follows:

	2017
	(In millions of Korean won)
Financial assets held for trading
Debt securities:
Government and public bonds	￦	6,232,514
Financial bonds		11,324,330
Corporate bonds		5,133,226
Asset-backed securities		161,991
Others		2,316,277
Equity securities:
Stocks and others		1,009,190
Beneficiary certificates		3,925,910
Others		73,855

Sub-total		30,177,293

Financial assets designated at fair value through profit or loss
Debt securities:
Corporate bonds		66,969
Equity securities:
Stocks and others		67,828
Derivative-linked securities		1,613,404
Privately placed bonds		301,851

Sub-total		2,050,052

Total financial assets at fair value through profit or loss	￦	32,227,345

Available-for-sale financial assets
Debt securities:
Government and public bonds	￦	3,629,479
Financial bonds		20,946,100
Corporate bonds		10,570,501
Asset-backed securities		2,402,437
Others		1,410,884
Equity securities:
Stocks and others		3,077,748
Equity investments and others		459,808
Beneficiary certificates		5,619,306

Sub-total		48,116,263

Held-to-maturity financial assets
Debts securities:
Government and public bonds		5,448,471
Financial bonds		2,474,841
Corporate bonds		6,218,723
Asset-backed securities		4,305,678
Others		44,267

Sub-total		18,491,980

Total financial investments	￦	66,608,243

	2018
	(In millions of Korean won)
Financial assets at fair value through profit or loss
Debt securities:
Government and public bonds	￦	7,922,936
Financial bonds		14,978,408
Corporate bonds		4,101,066
Asset-backed securities		84,382
Puttable instruments (investment funds, etc.)		10,252,377
Derivatives linked securities		3,516,626
Other debt securities		7,429,687
Equity securities:
Stocks		1,094,441
Other equity securities		193,221
Loans:
Private placed corporate bonds		823,071
Other loans		131,105
Due from financial institutions:
Other due from financial institutions		381,719
Others		78,808

Sub-total		50,987,847

Financial Investments
Financial assets measured at fair value through other comprehensive income
Debt securities:
Government and public bonds		3,475,214
Financial bonds		20,107,719
Corporate bonds		10,540,985
Asset-backed securities		1,100,041
Other debt securities		19,675
Equity securities:
Stocks		2,262,379
Equity investments		38,584
Other equity securities		69,153
Loans:
Private placed corporate bonds		389,822

Sub-total		38,003,572

Securities measured at amortized cost
Debt securities:
Government and public bonds		5,090,051
Financial bonds		6,847,055
Corporate bonds		6,943,332
Asset-backed securities		4,782,800
Allowance		(1,716)

Sub-total		23,661,522

Total financial investments	￦	61,665,094

Disclosure Of Dividend Incomes From The Equity Securities Measured At Fair Value Through Other Comprehensive Income [Text Block]

Dividend incomes from the equity securities measured at fair value through other comprehensive income for the year ended December 31, 2018, are as follows:

		2018
		From the financial asset derecognized		From the remaining financial asset
		(In millions of Korean won)
Equity securities at fair value through other comprehensive income
Stocks	Listed	￦	—	￦	22,173
	Non-listed		—		25,121
Equity investments			—		2,256
Other equity securities			2,508		1,798

		￦	2,508	￦	51,348

Disclosure Of Derecognized Equity Securities Measured At Fair Value Through Other Comprehensive Income [Text Block]

The derecognized equity securities, measured at fair value through other comprehensive income for the year ended December 31, 2018, is as follows:

		2018
		Disposal price		Accumulated OCI as of disposal date
		(In millions of Korean won)
Equity securities at fair value through other comprehensive income
Stocks	Listed	￦	26,877	￦	18,330
	Non-listed		480		480
Other equity securities			80,000		2,567

		￦	107,357	￦	21,377

Disclosure Of Provision And Reversal For The Allowance Of Financial Investments [Text Block]

Provision, and reversal for the allowance of financial investments for the year ended December 31, 2018, are as follows:

	Impairment losses		Reversal of impairment		Total
	(In millions of Korean won)
Securities measured at fair value through other comprehensive income	￦	860	￦	873	￦	(13)
Loans measured at fair value through other comprehensive income		963		826		137
Securities measured at amortized cost		296		282		14

Total	￦	2,119	￦	1,981	￦	138

Schedule Of Impairment Losses And Reversal In Financial Investments Table Text Block [Text Block]

The impairment losses and the reversal of impairment losses in financial investments for the years ended December 31, 2016 and 2017, are as follows:

	2016
	Impairment	Reversal		Net
	(In millions of Korean won)
Available-for-sale financial assets	￦ (35,216)	￦	328	￦ (34,888)

	2017
	Impairment	Reversal		Net
	(In millions of Korean won)
Available-for-sale financial assets	￦ (47,917)	￦	—	￦ (47,917)

Disclosure Of Changes In The Allowances For Debt Securities [Text Block]

Changes in the allowances for debt securities for the year ended December 31, 2018, are as follows:

	2018
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning[1]	￦	4,937	￦	482	￦	720
Transfer between stages
Transfer to 12-month expected credit losses		125		(125)		—
Transfer to lifetime expected credit losses		—		—		—
Impairment		—		—		—
Disposal		(170)		—		—
Provision (reversal) for loan losses		716		(180)		(398)
Others (change of currency ratio, etc.)		49		16		—

Ending	￦	5,657	￦	193	￦	322

[1]	Prepared in accordance with IFRS 9.